Schedule of inventories (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of inventories [abstract]
Crude oil	$ 3,145	$ 2,242
Oil products	2,273	1,925
Intermediate products	502	396
Natural gas and Liquefied Natural Gas (LNG)	244	122
Biofuels	17	30
Fertilizers	16	8
Total products	6,197	4,723
Materials, supplies and others	1,007	954
Total	$ 7,204	$ 5,677